Employee Defined Contribution Plan (Tables)	12 Months Ended
Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Defined Benefit Asset / Liability in PGW	2011 RMB'000	2012 RMB'000	2013 RMB'000	2013 US$'000

Present value of funded obligations	(370,099)	(378,004)	(347,518)	(56,623)

Fair value of plan assets	279,267	246,500	248,089	40,422

Total defined benefit asset / (liability)	(90,832)	(131,504)	(99,429)	(16,201)

Schedule of Allocation of Plan Assets [Table Text Block]
PGW Employment Benefits Plan assets consist of:	2012	2013
Equities	62%	65%
Fixed interest	36%	32%
Cash	2%	3%
	100%	100%

Schedule of Assumptions Used [Table Text Block]
Actuarial Assumptions:	2012	2013
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Discount rate used (10 year New Zealand Government Bond rate)	3.41%	4.03%
Expected return on plan assets	6.00%	2.97%
Future salary increases	3.50%	3.00%
Future pension increases	2.50%	2.50%

Schedule of Expected Benefit Payments [Table Text Block]
Historical information	2011 RMB'000	2012 RMB'000	2013 RMB'000	2013 US$'000

Present value of the defined benefit obligation	370,099	378,004	347,518	56,623
Fair value of plan assets	(279,267)	(246,500)	(248,089)	(40,422)
Deficit / (surplus) in the plan	90,832	131,504	99,429	16,201

Schedule of Costs of Retirement Plans [Table Text Block]
	2012 RMB'000	2013 RMB'000	2013 US$'000
Liability for defined benefit obligations at July 1	346,209	378,004	61,590
Benefits paid by the plan	(19,122)	(32,752)	(5,336)
Current service costs and interest	20,103	17,362	2,829
Member contributions	6,825	6,967	1,135
Actuarial (gains)/losses recognized in OCI	23,989	(5,522)	(900)
Exchange difference	—	(16,541)	(2,695)
Liability for defined benefit obligations at June 30	378,004	347,518	56,623

Movement in plan assets:*
Fair value of plan assets at July 1	261,240	246,500	40,164
Contributions paid into the plan	13,654	14,129	2,302
Benefits paid by the plan	(19,122)	(32,752)	(5,336)
Expected return on plan assets	15,508	5,946	969
Actuarial gains/(losses) recognised in equity	(24,780)	26,546	4,325
Exchange difference	—	(12,280)	(2,002)
Fair value of plan assets at June 30	246,500	248,089	40,422

Expense recognized in income statement:*
Current service costs	11,611	8,111	1,322
Interest on obligation	8,492	9,251	1,507
Expected return on plan assets	(15,508)	(5,946)	(969)
	4,595	11,416	1,860
Actual return on plan assets	(6,865)	32,211	5,248

Gains and losses recognized in equity:*
Cumulative gains/(losses) at July 1	(99,890)	(158,211)	(25,778)
Net profit and loss impact from current period costs	(4,595)	(11,416)	(1,860)
Recognized during the year	(53,726)	32,068	5,225
Exchange difference	—	5,959	971
Cumulative gains/(losses) at June 30	(158,211)	(131,600)	(21,442)

*     Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.